Investments in equity investees (Narrative) (Details) $ in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jul. 31, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Investments in equity investees [Line Items]
Share of (income) loss in equity method investment						$ (685)	¥ (4,768,000)	¥ 996,000	¥ 1,265,000
Asset Impairment Charges						1,296	9,021,000	9,021,000	6,227,000
Impaired Financing Receivable, Interest Income, Accrual Method							9,021,000	9,021,000	6,227,000
Equity Securities without Readily Determinable Fair Value, Amount	¥ 0						0	9,021,000
Equity Method Investment, Other than Temporary Impairment							0	0	0
CJ O Shopping [Member]
Investments in equity investees [Line Items]
Share of (income) loss in equity method investment							1,099,000	2,175,000	1,265,000
Equity Method Investment, Ownership Percentage		51.00%
Equity interests to be transferred (as a percent)		49.00%
Beijing Pengtai Interactive Advertising Co Ltd [Member]
Investments in equity investees [Line Items]
Share of (income) loss in equity method investment							6,975,000	1,229,000
Equity Method Investment, Ownership Percentage					51.00%
Business Combination, Consideration Transferred					¥ 13,328,000
Parent Company [Member]
Investments in equity investees [Line Items]
Asset Impairment Charges						$ 0	0	7,497,000	¥ 0
Equity Method Investment, Ownership Percentage					49.00%
Shanghai Baozun E-commerce Limited [Member]
Investments in equity investees [Line Items]
Carrying amount of previously held equity interest		¥ 8,848,000
Fair value of put option		0
Fair value of acquired assets		41,920,000
Fair value of assumed liabilities		24,536,000
Fair value of acquired noncontrolling interests		¥ 8,473,000
Shanghai Baozun E-commerce Limited [Member] | CJ O Shopping [Member]
Investments in equity investees [Line Items]
Equity Method Investment, Ownership Percentage		49.00%
Equity interests to be transferred (as a percent)		49.00%
Consideration on sale of equity interest		¥ 9,200,000
Decrease in net assets, threshold amount, maximum		3,000,000
Fair value of put option		¥ 0
E-commerce joint venture with FRAG
Investments in equity investees [Line Items]
Share of (income) loss in equity method investment							450,000	¥ 50,000
Equity Method Investment, Ownership Percentage				50.00%
Business Combination, Consideration Transferred				¥ 500,000
E-commerce joint venture with FRAG | FRAG COMERCIO INTERNATIONAL SL [Member]
Investments in equity investees [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Hangzhou Juxi Technology Co., Ltd [Member]
Investments in equity investees [Line Items]
Share of (income) loss in equity method investment							595,000
Business Combination, Consideration Transferred			¥ 15,000,000
Percentage of ownership interest acquired			10.00%
Jiangsu Shanggao Supply Chain Co., Ltd [Member]
Investments in equity investees [Line Items]
Share of (income) loss in equity method investment							¥ 63,000
Business Combination, Consideration Transferred	¥ 1,500,000
Percentage of ownership interest acquired	10.00%						10.00%